CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data	Total	Common Stock	Additional Paid-In Capital	Retained Earnings	Total Navios Logistics' Stockholders' Equity	Noncontrolling Interest
Balance, value at Dec. 31, 2011	$ 321,225	$ 20	$ 303,518	$ 17,146	$ 320,684	$ 541
Balance, units at Dec. 31, 2011		20,000
Net (loss)/income	176			156	156	20
Balance at Dec. 31, 2012	321,401	20	303,518	17,302	320,840	561
Balance, units at Dec. 31, 2012		20,000
Acquisition of noncontrolling interest	(750)		(77)		(77)	(673)
Net (loss)/income	9,828			9,716	9,716	112
Balance at Dec. 31, 2013	330,479	20	303,441	27,018	330,479	0
Balance, units at Dec. 31, 2013		20,000
Net (loss)/income	(16,704)			(16,704)	(16,704)
Balance at Dec. 31, 2014	$ 313,775	$ 20	$ 303,441	$ 10,314	$ 313,775	$ 0
Balance, units at Dec. 31, 2014		20,000